                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09117

                         Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2006

Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY REAL ESTATE FUND
PORTFOLIO OF INVESTMENTS AUGUST 31, 2006 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
            COMMON STOCKS (97.3%)
            Home Building (0.7%)
   47,050   Brookfield Homes Corp.                                  $  1,110,380
                                                                    ------------
            Hospital/Nursing Management (0.7%)
  137,820   Tenet Healthcare Corp. *                                   1,086,022
                                                                    ------------
            Hotels/Resorts/Cruiselines (9.3%)
    4,617   Gaylord Entertainment Co. *                                  201,855
  183,374   Hilton Hotels Corp.                                        4,670,536
   88,380   Morgans Hotel Group Co. *                                  1,175,454
  146,990   Starwood Hotels & Resorts Worldwide, Inc.                  7,828,687
                                                                    ------------
                                                                      13,876,532
                                                                    ------------
            Real Estate - Industrial/Office (5.4%)
  229,362   Brookfield Properties Corp. (Canada)                       8,039,138
                                                                    ------------
            Real Estate - Retail (2.1%)
   57,550   Forest City Enterprises, Inc. (Class A)                    3,095,039
                                                                    ------------
            REIT - Diversified (2.3%)
   32,090   Vornado Realty Trust                                       3,398,652
                                                                    ------------
            REIT - Healthcare (3.1%)
   14,550   Cogdell Spencer Inc.                                         287,217
   13,266   Health Care Property Investors, Inc.                         399,174
      252   LTC Properties, Inc.                                           6,003
  149,335   Senior Housing Properties Trust                            3,038,967
   56,790   Sunrise Senior Living, Inc. (Canada)                         517,020
    5,760   Universal Health Realty Income Trust                         209,030
    7,585   Windrose Medical Properties Trust                            114,837
                                                                    ------------
                                                                       4,572,248
                                                                    ------------
            REIT - Industrial/Office (19.7%)
   78,130   AMB Property Corp.                                         4,361,998
  100,629   Boston Properties, Inc.                                   10,226,925
   39,237   Brandywine Realty Trust                                    1,280,303
  139,990   Equity Office Properties Trust                             5,192,229
   18,980   Liberty Property Trust                                       908,573
   79,012   Mack-Cali Realty Corp.                                     4,199,488
   32,195   ProLogis                                                   1,817,730
    4,080   Reckson Associates Realty Corp.                              174,583
   37,300   Republic of Property Trust                                   409,181
    6,100   SL Green Realty Corp.                                        680,516
      570   Trizec Properties, Inc.                                       16,456
                                                                    ------------
                                                                      29,267,982
                                                                    ------------
            REIT - Lodging/Resorts (6.8%)
    8,662   Hersha Hospiltality Trust                                     87,226
  389,834   Host Hotels & Resorts Inc.                                 8,786,858
  148,630   Legacy Hotels REIT (Canada)                                1,163,484
                                                                    ------------
                                                                      10,037,568
                                                                    ------------

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
            REIT - Residential (20.8%)
   15,735   American Campus Communities, Inc.                            408,638
  118,721   Archstone-Smith Trust                                      6,313,583
   72,083   AvalonBay Communities, Inc.                                8,722,043
    5,680   BRE Properties, Inc. (Class A)                               335,631
   38,781   Equity Lifestyle Properties, Inc.                          1,738,552
  130,953   Equity Residential                                         6,530,626
   41,177   Essex Property Trust, Inc.                                 5,166,478
   35,425   Post Properties, Inc.                                      1,707,485
                                                                    ------------
                                                                      30,923,036
                                                                    ------------
            REIT - Retail (20.5%)
   26,795   Acadia Realty Trust                                          660,229
  106,300   BPP Liquidating Trust                                          5,315
   17,700   Cedar Shopping Centers Inc.                                  272,226
   58,504   Federal Realty Investment Trust                            4,333,391
   25,575   General Growth Properties, Inc.                            1,159,315
   58,945   Macerich Co. (The)                                         4,400,834
    5,300   Ramco-Gershenson Properties Trust                            169,600
   72,235   Regency Centers Corp.                                      4,859,248
  158,489   Simon Property Group, Inc.                                13,438,282
   29,901   Taubman Centers, Inc.                                      1,204,711
                                                                    ------------
                                                                      30,503,151
                                                                    ------------
            REIT - Specialty (0.6%)
   21,140   Centracore Properties Trust                                  605,027
    9,860   Plum Creek Timber Co., Inc.                                  343,424
                                                                    ------------
                                                                         948,451
                                                                    ------------
            REIT - Storage (5.3%)
   90,336   Public Storage, Inc.                                       7,827,614
                                                                    ------------
            TOTAL COMMON STOCKS
               (Cost $76,133,237)                                    144,685,813
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENT (2.1%)
            REPURCHASE AGREEMENT
  $3,094    Joint repurchase agreement account 5.27%
               due 09/01/06 (dated 08/31/06; proceeds
               $3,094,453) (a)
               (Cost $3,094,000)                                       3,094,000
                                                                    ------------
            TOTAL INVESTMENTS
               (Cost $79,227,237) (b)                        99.4%   147,779,813
            OTHER ASSETS IN EXCESS OF LIABILITIES             0.6        894,242
                                                            -----   ------------
            NET ASSETS                                      100.0%  $148,674,055
                                                            =====   ============

----------
REIT Real Estate Investment Trust.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $69,400,288 and the aggregate gross unrealized depreciation is $847,712, resulting in net unrealized appreciation of $68,552,576.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006


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